SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of capital stock

Share class	Number of shares authorized for issue	Features		Voting rights
Preferred shares	400,000,000	●	Issuable in series, with rights and terms of each series to be fixed by the Board prior to the issue of any series	●	None
RCI Class A Voting Shares	112,474,388	●	Without par value	●	Each share entitled to 50 votes
		●	Each share can be converted into one Class B Non-Voting share
RCI Class B Non-Voting Shares	1,400,000,000	●	Without par value	●	None

Disclosure of dividends
We declared and paid the following dividends on our outstanding Class A Shares and Class B Non-Voting Shares:

		Dividend per
Date declared	Date paid	share (dollars)

February 1, 2023	April 3, 2023	0.50
April 25, 2023	July 5, 2023	0.50
July 25, 2023	October 3, 2023	0.50
November 8, 2023	January 2, 2024	0.50
		2.00

January 26, 2022	April 1, 2022	0.50
April 19, 2022	July 4, 2022	0.50
July 26, 2022	October 3, 2022	0.50
November 8, 2022	January 3, 2023	0.50
		2.00